Condensed Consolidating and Combining Financial Statements (Tables)	6 Months Ended	12 Months Ended
	Mar. 28, 2014	Sep. 27, 2013
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Schedule of Condensed Consolidating Balance Sheets

MALLINCKRODT PLC

CONDENSED CONSOLIDATING BALANCE SHEET

As of March 28, 2014

(unaudited, in millions)

	Mallinckrodt plc	Mallinckrodt International Finance S.A.	Other Subsidiaries	Eliminations	Consolidated
Assets
Current Assets:
Cash and cash equivalents	$0.2	$86.7	$248.0	$—	$334.9
Accounts receivable, net	—	—	334.2	—	334.2
Inventories	—	—	444.7	—	444.7
Deferred income taxes	—	—	371.7	—	371.7
Prepaid expenses and other current assets	0.5	0.2	146.9	—	147.6
Intercompany receivable	5.9	—	8.3	(14.2)	—

Total current assets	6.6	86.9	1,553.8	(14.2)	1,633.1
Property, plant and equipment, net	—	—	997.5	—	997.5
Goodwill	—	—	853.9	—	853.9
Intangible assets, net	—	—	1,715.0	—	1,715.0
Investment in subsidiaries	1,319.4	3,896.9	—	(5,216.3)	—
Intercompany loan receivable	21.5	—	468.4	(489.9)	—
Other assets	—	42.0	213.8	—	255.8

Total Assets	$1,347.5	$4,025.8	$5,802.4	$(5,720.4)	$5,455.3

Liabilities and Shareholders’ Equity
Current Liabilities:
Current maturities of long-term debt	$—	$9.8	$1.4	$—	$11.2
Accounts payable	1.6	—	118.3	—	119.9
Accrued payroll and payroll-related costs	0.1	—	57.9	—	58.0
Accrued branded rebates	—	—	33.6	—	33.6
Accrued and other current liabilities	1.1	21.0	381.0	—	403.1
Intercompany payable	6.3	2.1	5.8	(14.2)	—

Total current liabilities	9.1	32.9	598.0	(14.2)	625.8
Long-term debt	—	2,185.2	19.5	—	2,204.7
Pension and postretirement benefits	—	—	104.0	—	104.0
Environmental liabilities	—	—	63.7	—	63.7
Deferred income taxes	—	—	794.8	—	794.8
Other income tax liabilities	—	—	148.1	—	148.1
Intercompany loans payable	—	489.9	—	(489.9)	—
Other liabilities	—	—	175.8	—	175.8

Total liabilities	9.1	2,708.0	1,903.9	(504.1)	4,116.9

Shareholders’ equity	1,338.4	1,317.8	3,898.5	(5,216.3)	1,338.4

Total Liabilities and Shareholders’ Equity	$1,347.5	$4,025.8	$5,802.4	$(5,720.4)	$5,455.3

MALLINCKRODT PLC

CONDENSED CONSOLIDATING BALANCE SHEET

As of September 27, 2013

(unaudited, in millions)

	Mallinckrodt plc	Mallinckrodt International Finance S.A.	Other Subsidiaries	Eliminations	Consolidated
Assets
Current Assets:
Cash and cash equivalents	$1.2	$56.5	$217.8	$—	$275.5
Accounts receivable, net	—	—	400.8	—	400.8
Inventories	—	—	403.1	—	403.1
Deferred income taxes	—	—	171.1	—	171.1
Prepaid expenses and other current assets	1.0	—	133.4	—	134.4
Intercompany receivable	2.7	—	12.2	(14.9)	—

Total current assets	4.9	56.5	1,338.4	(14.9)	1,384.9
Property, plant and equipment, net	—	—	997.4	—	997.4
Goodwill	—	—	532.0	—	532.0
Intangible assets, net	—	—	422.1	—	422.1
Investment in subsidiaries	1,266.1	2,520.4	—	(3,786.5)	—
Intercompany loan receivable	—	2.4	409.6	(412.0)	—
Other assets	—	11.2	209.0	—	220.2

Total Assets	$1,271.0	$2,590.5	$3,908.5	$(4,213.4)	$3,556.6

Liabilities and Shareholders’ Equity
Current Liabilities:
Current maturities of long-term debt	$—	$—	$1.5	$—	$1.5
Accounts payable	0.1	—	120.8	—	120.9
Accrued payroll and payroll-related costs	0.1	—	66.4	—	66.5
Accrued branded rebates	—	—	34.6	—	34.6
Accrued and other current liabilities	0.6	18.3	357.8	—	376.7
Intercompany payable	12.2	—	2.7	(14.9)	—

Total current liabilities	13.0	18.3	583.8	(14.9)	600.2
Long-term debt	—	898.1	20.2	—	918.3
Pension and postretirement benefits	—	—	108.0	—	108.0
Environmental liabilities	—	—	39.5	—	39.5
Deferred income taxes	—	—	310.1	—	310.1
Other income tax liabilities	—	—	153.1	—	153.1
Intercompany loans payable	2.4	409.6	—	(412.0)	—
Other liabilities	—	—	171.8	—	171.8

Total liabilities	15.4	1,326.0	1,386.5	(426.9)	2,301.0

Shareholders’ equity	1,255.6	1,264.5	2,522.0	(3,786.5)	1,255.6

Total Liabilities and Shareholders’ Equity	$1,271.0	$2,590.5	$3,908.5	$(4,213.4)	$3,556.6

CONDENSED CONSOLIDATING BALANCE SHEET

At September 27, 2013

(in millions)

	Mallinckrodt plc	Mallinckrodt International Finance S.A.	Other Subsidiaries	Eliminations	Consolidated
Assets
Current Assets:
Cash and cash equivalents	$1.2	$56.5	$217.8	$—	$275.5
Accounts receivable, net	—	—	400.8	—	400.8
Inventories	—	—	403.1	—	403.1
Deferred income taxes	—	—	171.1	—	171.1
Prepaid expenses and other current assets	1.0	—	133.4	—	134.4
Intercompany receivables	2.7	—	12.2	(14.9)	—

Total current assets	4.9	56.5	1,338.4	(14.9)	1,384.9
Property, plant and equipment, net	—	—	997.4	—	997.4
Goodwill	—	—	532.0	—	532.0
Intangible assets, net	—	—	422.1	—	422.1
Investment in subsidiary	1,266.1	2,520.4	—	(3,786.5)	—
Intercompany loan receivable	—	2.4	409.6	(412.0)	—
Other assets	—	11.2	209.0	—	220.2

Total assets	$1,271.0	$2,590.5	$3,908.5	$(4,213.4)	$3,556.6

Liabilities and Shareholder’s Equity
Current Liabilities:
Current maturities of long-term debt	$—	$—	$1.5	$—	$1.5
Accounts payable	0.1	—	120.8	—	120.9
Accrued payroll and payroll-related costs	0.1	—	66.4	—	66.5
Accrued branded rebates	—	—	34.6	—	34.6
Accrued and other current liabilities	0.6	18.3	357.8	—	376.7
Intercompany payable	12.2	—	2.7	(14.9)	—

Total current liabilities	13.0	18.3	583.8	(14.9)	600.2
Long-term debt	—	898.1	20.2	—	918.3
Pension and postretirement benefits	—	—	108.0	—	108.0
Environmental liabilities	—	—	39.5	—	39.5
Deferred income taxes	—	—	310.1	—	310.1
Other income tax liabilities	—	—	153.1	—	153.1
Intercompany loan payable	2.4	409.6	—	(412.0)	—
Other liabilities	—	—	171.8	—	171.8

Total liabilities	15.4	1,326.0	1,386.5	(426.9)	2,301.0

Shareholder’s equity	1,255.6	1,264.5	2,522.0	(3,786.5)	1,255.6

Total liabilities and shareholder’s equity	$1,271.0	$2,590.5	$3,908.5	$(4,213.4)	$3,556.6

Schedule of Condensed Consolidating and Combining Statement of Comprehensive Income

MALLINCKRODT PLC

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME

For the three months ended March 28, 2014

(unaudited, in millions)

	Mallinckrodt plc	Mallinckrodt International Finance S.A.	Other Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$557.8	$—	$557.8
Cost of sales	—	—	295.2	—	295.2

Gross profit	—	—	262.6	—	262.6

Selling, general and administrative expenses	7.9	0.1	186.1	—	194.1
Research and development expenses	—	—	41.4	—	41.4
Separation costs	0.6	—	2.0	—	2.6
Restructuring charges, net	—	—	21.7	—	21.7
Gains on divestiture and license	—	—	(0.9)	—	(0.9)

Operating (loss) income	(8.5)	(0.1)	12.3	—	3.7

Interest expense	—	(12.8)	0.4	—	(12.4)
Interest income	—	—	0.5	—	0.5
Other income (expense), net	22.3	—	(22.7)	—	(0.4)
Intercompany interest and fees	(0.9)	—	0.9	—	—
Equity in net income of subsidiaries	(1.1)	11.7	—	(10.6)	—

Income (loss) from continuing operations before income taxes	11.8	(1.2)	(8.6)	(10.6)	(8.6)

Income tax expense (benefit)	0.2	(0.1)	(20.4)	—	(20.3)

Income (loss) from continuing operations	11.6	(1.1)	11.8	(10.6)	11.7

Loss from discontinued operations, net of income taxes	—	—	(0.1)	—	(0.1)

Net income (loss)	11.6	(1.1)	11.7	(10.6)	11.6

Other comprehensive loss, net of tax	(2.3)	(2.3)	(2.4)	4.7	(2.3)

Comprehensive income (loss)	$9.3	$(3.4)	$9.3	$(5.9)	$9.3

MALLINCKRODT PLC

CONDENSED COMBINING STATEMENT OF COMPREHENSIVE INCOME

For the three months ended March 29, 2013

(unaudited, in millions)

	Mallinckrodt plc	Mallinckrodt International Finance S.A.	Other Subsidiaries	Eliminations	Combined
Net sales	$—	$—	$585.3	$—	$585.3
Cost of sales	—	—	311.8	—	311.8

Gross profit	—	—	273.5	—	273.5

Selling, general and administrative expenses	—	—	160.7	—	160.7
Research and development expenses	—	—	39.2	—	39.2
Separation costs	—	—	14.4	—	14.4
Restructuring charges, net	—	—	6.4	—	6.4
Gains on divestiture and license	—	—	(0.7)	—	(0.7)

Operating income	—	—	53.5	—	53.5

Interest expense	—	—	(0.1)	—	(0.1)
Interest income	—	—	0.1	—	0.1
Other income (expense), net	—	—	—	—	—
Intercompany interest and fees	—	—	—	—	—
Equity in net income of subsidiaries	34.0	34.0	—	(68.0)	—

Income from continuing operations before income taxes	34.0	34.0	53.5	(68.0)	53.5

Income tax expense	—	—	19.0	—	19.0

Income from continuing operations	34.0	34.0	34.5	(68.0)	34.5

Loss from discontinued operations, net of income taxes	—	—	(0.5)	—	(0.5)

Net income	34.0	34.0	34.0	(68.0)	34.0

Other comprehensive loss, net of tax	(14.5)	(14.5)	(10.5)	25.0	(14.5)

Comprehensive income	$19.5	$19.5	$23.5	$(43.0)	$19.5

MALLINCKRODT PLC

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME

For the six months ended March 28, 2014

(unaudited, in millions)

	Mallinckrodt plc	Mallinckrodt International Finance S.A.	Other Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$1,098.0	$—	$1,098.0
Cost of sales	—	—	579.8	—	579.8

Gross profit	—	—	518.2	—	518.2

Selling, general and administrative expenses	11.9	0.2	328.2	—	340.3
Research and development expenses	—	—	80.4	—	80.4
Separation costs	1.4	—	3.4	—	4.8
Restructuring charges, net	—	—	29.7	—	29.7
Gains on divestiture and license	—	—	(13.8)	—	(13.8)

Operating (loss) income	(13.3)	(0.2)	90.3	—	76.8

Interest expense	—	(23.3)	1.1	—	(22.2)
Interest income	—	—	0.8	—	0.8
Other income (expense), net	23.0	—	(24.0)	—	(1.0)
Intercompany interest and fees	(4.0)	—	4.0	—	—
Equity in net income of subsidiaries	51.5	74.9	—	(126.4)	—

Income from continuing operations before income taxes	57.2	51.4	72.2	(126.4)	54.4

Income tax (benefit) expense	—	(0.1)	(3.6)	—	(3.7)

Income from continuing operations	57.2	51.5	75.8	(126.4)	58.1

Loss from discontinued operations, net of income taxes	—	—	(0.9)	—	(0.9)

Net income	57.2	51.5	74.9	(126.4)	57.2

Other comprehensive loss, net of tax	(2.1)	(2.1)	(2.3)	4.4	(2.1)

Comprehensive income	$55.1	$49.4	$72.6	$(122.0)	$55.1

MALLINCKRODT PLC

CONDENSED COMBINING STATEMENT OF COMPREHENSIVE INCOME

For the six months ended March 29, 2013

(unaudited, in millions)

	Mallinckrodt plc	Mallinckrodt International Finance S.A.	Other Subsidiaries	Eliminations	Combined
Net sales	$—	$—	$1,089.3	$—	$1,089.3
Cost of sales	—	—	582.3	—	582.3

Gross profit	—	—	507.0	—	507.0

Selling, general and administrative expenses	—	—	307.5	—	307.5
Research and development expenses	—	—	77.6	—	77.6
Separation costs	—	—	26.4	—	26.4
Restructuring charges, net	—	—	6.6	—	6.6
Gains on divestiture and license	—	—	(1.4)	—	(1.4)

Operating income	—	—	90.3	—	90.3

Interest expense	—	—	(0.2)	—	(0.2)
Interest income	—	—	0.1	—	0.1
Other income (expense), net	—	—	0.2	—	0.2
Intercompany interest and fees	—	—	—	—	—
Equity in net income of subsidiaries	53.2	53.2	—	(106.4)	—

Income from continuing operations before income taxes	53.2	53.2	90.4	(106.4)	90.4

Income tax expense	—	—	36.1	—	36.1

Income from continuing operations	53.2	53.2	54.3	(106.4)	54.3

Loss from discontinued operations, net of income taxes	—	—	(1.1)	—	(1.1)

Net income	53.2	53.2	53.2	(106.4)	53.2

Other comprehensive loss, net of tax	(13.9)	(13.9)	(9.9)	23.8	(13.9)

Comprehensive income	$39.3	$39.3	$43.3	$(82.6)	$39.3

CONDENSED CONSOLIDATING AND COMBINING STATEMENT OF COMPREHENSIVE INCOME

Fiscal Year Ended September 27, 2013

(in millions)

	Mallinckrodt plc	Mallinckrodt International Finance S.A.	Other Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$2,204.5	$—	$2,204.5
Cost of sales	—	—	1,179.6	—	1,179.6

Gross profit	—	—	1,024.9	—	1,024.9

Selling, general and administrative expenses	5.4	0.1	604.4	—	609.9
Research and development expenses	—	—	165.7	—	165.7
Separation costs	3.2	0.6	70.4	—	74.2
Restructuring charges, net	—	—	33.2	—	33.2
Gain on divestiture	—	—	(2.9)	—	(2.9)

Operating (loss) income	(8.6)	(0.7)	154.1	—	144.8

Interest expense	—	(19.6)	0.1	—	(19.5)
Interest income	—	—	0.3	—	0.3
Other income, net	0.2	—	0.6	—	0.8
Intercompany interest and fees	(9.5)	—	9.5	—	—
Equity in net income of subsidiaries	76.4	96.7	—	(173.1)	—

Income from continuing operations before income taxes	58.5	76.4	164.6	(173.1)	126.4

Income tax (benefit) expense	(0.3)	—	68.9	—	68.6

Income from continuing operations	58.8	76.4	95.7	(173.1)	57.8

Income from discontinued operations, net of income taxes	—	—	1.0	—	1.0

Net income	58.8	76.4	96.7	(173.1)	58.8

Other comprehensive income (loss), net of tax	28.4	28.4	35.7	(64.1)	28.4

Comprehensive income	$87.2	$104.8	$132.4	$(237.2)	$87.2

Schedule of Condensed Consolidating and Combining Statement of Cash Flows

MALLINCKRODT PLC

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

For the six months ended March 28, 2014

(unaudited, in millions)

	Mallinckrodt plc	Mallinckrodt International Finance S.A.	Other Subsidiaries	Eliminations	Consolidated
Cash Flows From Operating Activities:
Net cash (used in) provided by operating activities	$8.6	$(17.1)	$149.7	$—	$141.2

Cash Flows From Investing Activities:
Capital expenditures	—	—	(50.7)	—	(50.7)
Acquisitions and intangibles, net of cash acquired	—	—	(1,293.2)	—	(1,293.2)
Intercompany loan investment	(21.5)	—	(58.8)	80.3	—
Repayment of intercompany loan investment	—	2.4	—	(2.4)	—
Investment in subsidiary	—	(1,300.0)	—	1,300.0	—
Restricted cash	—	—	4.1	—	4.1
Other	—	—	8.0	—	8.0

Net cash (used in) investing activities	(21.5)	(1,297.6)	(1,390.6)	1,377.9	(1,331.8)

Cash Flows From Financing Activities:
Issuance of external debt	—	1,296.8	—	—	1,296.8
Repayment of external debt	—	—	(30.1)	—	(30.1)
Repayment of capital leases	—	—	(0.7)	—	(0.7)
Debt financing costs	—	(32.2)	—	—	(32.2)
Excess tax benefit from share-based compensation	—	—	4.0	—	4.0
Proceeds from exercise of share options	16.1	—	—	—	16.1
Purchase of treasury shares	(1.8)	—	—	—	(1.8)
Advances from intercompany borrowings	—	80.3	—	(80.3)	—
Payment on intercompany borrowings	(2.4)	—	—	2.4	—
Capital contribution	—	—	1,300.0	(1,300.0)	—

Net cash provided by (used in) financing activities	11.9	1,344.9	1,273.2	(1,377.9)	1,252.1

Effect of currency rate changes on cash	—	—	(2.1)	—	(2.1)

Net increase in cash and cash equivalents	(1.0)	30.2	30.2	—	59.4
Cash and cash equivalents at beginning of period	1.2	56.5	217.8	—	275.5

Cash and cash equivalents at end of period	$0.2	$86.7	$248.0	$—	$334.9

MALLINCKRODT PLC

CONDENSED COMBINING STATEMENT OF CASH FLOWS

For the six months ended March 29, 2013

(unaudited, in millions)

	Mallinckrodt plc	Mallinckrodt International Finance S.A.	Other Subsidiaries	Eliminations	Combined
Cash Flows From Operating Activities:
Net cash (used in) provided by operating activities	$—	$(4.8)	$(3.0)	$—	$(7.8)

Cash Flows From Investing Activities:
Capital expenditures	—	—	(76.7)	—	(76.7)
Acquisition, net of cash acquired	—	—	(88.1)	—	(88.1)
Restricted cash	—	—	0.9	—	0.9
Other	—	—	(1.1)	—	(1.1)

Net cash (used in) investing activities	—	—	(165.0)	—	(165.0)

Cash Flows From Financing Activities:
Repayment of capital leases	—	—	(0.7)	—	(0.7)
Debt financing costs	—	—	(2.3)	—	(2.3)
Excess tax benefit from share-based compensation	—	—	3.0	—	3.0
Net transfers from (to) parent	—	4.8	168.0	—	172.8

Net cash provided by (used in) financing activities	—	4.8	168.0	—	172.8

Effect of currency rate changes on cash	—	—	—	—	—

Net increase in cash and cash equivalents	—	—	—	—	—
Cash and cash equivalents at beginning of period	—	—	—	—	—

Cash and cash equivalents at end of period	$—	$—	$—	$—	$—

CONDENSED CONSOLIDATING AND COMBINING STATEMENT OF CASH FLOWS

Fiscal Year Ended September 27, 2013

(in millions)

	Mallinckrodt plc	Mallinckrodt International Finance S.A.	Other Subsidiaries	Eliminations	Consolidated
Cash Flows From Operating Activities:
Net cash (used in) provided by operating activities	$(1.8)	$(8.4)	$146.1	$—	$135.9

Cash Flows From Investing Activities:
Capital expenditures	—	—	(147.9)	—	(147.9)
Acquisition, net of cash acquired	—	—	(88.1)	—	(88.1)
Intercompany loan investment	—	(2.4)	(409.6)	412.0	—
Investment in subsidiary	—	(68.0)	—	68.0	—
Other	—	—	1.3	—	1.3

Net cash (used in) provided by investing activities	—	(70.4)	(644.3)	480.0	(234.7)

Cash Flows From Financing Activities:
Issuance of external debt	—	898.1	—	—	898.1
Repayment of capital leases	—	—	(1.3)	—	(1.3)
Debt financing costs	—	(12.0)	—	—	(12.0)
Excess tax benefit from share-based compensation	—	—	3.4	—	3.4
Net transfers to parent	—	(1,160.4)	644.5	—	(515.9)
Proceeds from exercise of share options	0.6	—	—	—	0.6
Intercompany loan borrowings	2.4	409.6	—	(412.0)	—
Capital contribution	—	—	68.0	(68.0)	—
Other	—	—	0.1	—	0.1

Net cash provided by (used in) financing activities	3.0	135.3	714.7	(480.0)	373.0

Effect of currency rate changes on cash	—	—	1.3	—	1.3

Net increase in cash and cash equivalents	1.2	56.5	217.8	—	275.5
Cash and cash equivalents at beginning of period	—	—	—	—	—

Cash and cash equivalents at end of period	$1.2	$56.5	$217.8	$—	$275.5